Parent Company Financial Information (Parent Company Only)	12 Months Ended
Sep. 30, 2013
Parent Company Financial Information (Parent Company Only) [Abstract]
Parent Company Financial Information (Parent Company Only)

17. PARENT COMPANY FINANCIAL INFORMATION (PARENT COMPANY ONLY)

The Company serves as the holding company for the Bank (see “Note 1 – Summary of Significant Accounting Policies”).  The Company’s (parent company only) balance sheets at the dates presented, and the related statements of income and cash flows for each of the years presented are as follows:

BALANCE SHEETS
September 30, 2013 and 2012
(Dollars in thousands, except share amounts)

	2013	2012
ASSETS
Cash and cash equivalents	$207,012	$308,648
Investment in the Bank	1,370,426	1,379,357
AFS securities, at fair value (amortized cost of $0 and $60,074)	--	60,120
Note receivable - ESOP	47,260	50,087
Other assets	282	84
Accrued interest	--	263
Income tax receivable	3,031	3,092
Deferred income tax assets	4,186	7,103
TOTAL ASSETS	$1,632,197	$1,808,754

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$71	$2,296

STOCKHOLDERS’ EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
147,840,268 and 155,379,739 shares issued and outstanding
as of September 30, 2013 and 2012, respectively	1,478	1,554
Additional paid-in capital	1,235,781	1,292,122
Unearned compensation - ESOP	(44,603)	(47,575)
Retained earnings	432,203	536,150
AOCI, net of tax	7,267	24,207
Total stockholders’ equity	1,632,126	1,806,458

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,632,197	$1,808,754

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2013, 2012 and 2011
(Dollars in thousands)

	2013	2012	2011

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$70,512	$88,871	$45,643
Interest income from other investments	2,328	2,835	3,221
Interest income from securities	62	1,062	1,093
Total interest and dividend income	72,902	92,768	49,957

INTEREST EXPENSE	--	--	855

NET INTEREST AND DIVIDEND INCOME	72,902	92,768	49,102

NON-INTEREST INCOME	--	--	26

NON-INTEREST EXPENSE:
Contribution to Foundation	--	--	40,000
Salaries and employee benefits	857	838	856
Regulatory and outside services	473	276	337
Other non-interest expense	648	694	650
Total non-interest expense	1,978	1,808	41,843

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY
IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	70,924	90,960	7,285

INCOME TAX EXPENSE (BENEFIT)	144	731	(13,425)

INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	70,780	90,229	20,710

EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	(1,440)	(15,716)	17,693

NET INCOME	$69,340	$74,513	$38,403

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2013, 2012 and 2011
(Dollars in thousands)

	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$69,340	$74,513	$38,403
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over (undistributed)
earnings of subsidiary	1,440	15,716	(17,693)
Amortization/accretion of premiums/discounts	74	2,196	3,529
Other, net	263	1,549	(1,812)
Provision for deferred income taxes	3,216	5,422	(10,409)
Changes in:
Other assets	(198)	(9)	1,547
Income taxes receivable/payable	(220)	(2,160)	(2,927)
Accounts payable and accrued expenses	(27)	33	(355)
Net cash flows provided by operating activities	73,888	97,260	10,283

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	--	--	(567,422)
Purchase of AFS investment securities	--	--	(405,800)
Proceeds from maturities of AFS securities	60,000	300,000	40,000
Proceeds from maturities of Bank certificates	--	--	55,000
Principal collected on notes receivable from ESOP	2,827	2,672	2,525
Net cash flows provided by (used in) investing activities	62,827	302,672	(875,697)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (deferred offering costs)	--	--	1,094,101
Net payment from subsidiary related to restricted stock awards	34	6,128	--
Dividends paid	(146,824)	(63,768)	(150,110)
Repayment of other borrowings	--	--	(53,609)
Repurchase of common stock	(91,573)	(146,781)	--
Stock options exercised	12	36	35
Net cash flows (used in) provided by financing activities	(238,351)	(204,385)	890,417

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(101,636)	195,547	25,003

CASH AND CASH EQUIVALENTS:
Beginning of year	308,648	113,101	88,098

End of year	$207,012	$308,648	$113,101

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$--	$--	$1,274

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND
FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock	$--	$--	$47,260